Accounting Policies - Hyperinflationary Economies (Details) - VEB / $	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (Bolivar per USD)	36,115.280	673.762	198.699
Venezuela
Disclosure of geographical areas [line items]
Inflation rate	2874.10%	511.10%	190.80%